UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2010

Check here if Amendment [  ]; Amendment Number:
        This Amendment (Check only one.):   [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Camber Capital Management LLC
Address:              101 Huntington Avenue
                      25th Floor
                      Boston, MA 02199

Form 13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Stephen DuBois
Title:                Managing Member
Phone:                617-717-6600

Signature, Place, and Date of Signing:

/s/ Stephen DuBois                 Boston, MA             February 14, 2011
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            39

Form 13F Information Table Value Total:       613,848
                                             (x$1000)

List of Other Included Managers:                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                    CAMBER CAPITAL MANAGEMENT LLC
                                           As of 12/31/10
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

  Column 1                      Column 2       Column 3    Column 4         Column 5       Column 6   Column 7       Column 8

                                                                      Shares or
  Name of                       Title of       CUSIP       Value     Principal  SH/ PUT/  Investment   Other         Voting
  Issuer                        Class          Number     (x$1000)   Amount     PRN CALL  Discretion  Managers      Authority

                                                                                                               Sole      Shared None


ACORDA THERAPEUTICS INC         COM            00484M106    16,383     601,000  SH        Sole        n/a         601,000
AMAG PHARMACEUTICALS INC        COM            00163U106     5,430     300,000  SH        Sole        n/a         300,000
ANGIODYNAMICS INC               COM            03475V101    14,053     914,302  SH        Sole        n/a         914,302
ANTHERA PHARMACEUTICALS INC     WARRANT        03674U102       963     400,000      CALL  Sole        n/a         400,000
ARTHROCARE CORP                 COM            043136100    15,605     502,400  SH        Sole        n/a         502,400
AUXILIUM PHARMACEUTICALS INC    COM            05334D107    14,503     687,341  SH        Sole        n/a         687,341
BOSTON SCIENTIFIC CORP	        COM	       101137107    30,280   4,000,000 	SH	  Sole	      n/a	4,000,000
CARDIONET INC                   COM            14159L103     8,108   1,732,491  SH        Sole        n/a       1,732,491
CAREFUSION CORP	                COM	       14170T101    37,398   1,455,183 	SH	  Sole	      n/a	1,455,183
CELGENE CORP                    RIGHTS         151020112     3,182     649,358      CALL  Sole        n/a         649,358
COMMUNITY HEALTH SYS INC NEW    COM            203668108    39,239   1,050,000  SH        Sole        n/a       1,050,000
CONCEPTUS INC	                COM	       206016107    21,112   1,529,863 	SH	  Sole	      n/a	1,529,863
CVS CAREMARK CORPORATION        COM            126650100    27,816     800,000  SH        Sole        n/a         800,000
DYNAVAX TECHNOLOGIES CORP       COM            268158102     9,333   2,916,556  SH        Sole        n/a       2,916,556
DYNAVAX TECHNOLOGIES CORP       WARRANT        268158102     3,187   1,735,500      CALL  Sole        n/a       1,735,500
ELAN PLC                        ADR	       284131208    22,920   4,000,000 	SH	  Sole	      n/a	4,000,000
HEALTH MGMT ASSOC INC NEW       COM            421933102    19,080   2,000,000  SH        Sole        n/a       2,000,000
HUMANA INC	                COM	       444859102    36,993     675,800 	SH	  Sole	      n/a	  675,800
LIFEPOINT HOSPITALS INC         COM            53219L109    22,840     621,500  SH        Sole        n/a         621,500
LORILLARD INC                   COM            544147101     8,206     100,000      PUT   Sole        n/a         100,000
NUVASIVE INC                    COM            670704105    20,340     792,995  SH        Sole        n/a         792,995
OMNICELL INC                    COM            68213N109     3,007     208,128  SH        Sole        n/a         208,128
REGENERON PHARMACEUTICALS       COM	       75886F107    23,956     729,697 	SH	  Sole	      n/a	  729,697
RITE AID CORP                   COM            767754104     4,910   5,559,320  SH        Sole        n/a       5,559,320
SOMAXON PHARMACEUTICALS INC     COM            834453102     1,575     500,000  SH        Sole        n/a         500,000
SONOSITE INC                    COM            83568G104    10,270     325,003  SH        Sole        n/a         325,003
ST JUDE MED INC                 COM            790849103    10,688     250,000      CALL  Sole        n/a         250,000
TARGACEPT INC                   COM            87611R306    12,284     463,533  SH        Sole        n/a         463,533
TENET HEALTHCARE CORP           COM            88033G100    23,415   3,500,000  SH        Sole        n/a       3,500,000
UNITEDHEALTH GROUP INC          COM            91324P102    36,110   1,000,000  SH        Sole        n/a       1,000,000
UNIVERSAL AMERICAN CORP	        COM	       913377107    12,732     622,598 	SH	  Sole	      n/a	  622,598
VIROPHARMA INC	                RIGHTS	       928241108         0     968,341 	    CALL  Sole	      n/a	  968,431
VIROPHARMA INC	                RIGHTS	       928241108       149     968,341 	    CALL  Sole	      n/a	  968,341
WALGREEN CO	                COM	       931422109    35,064     900,000 	SH	  Sole	      n/a	  900,000
WELLCARE HEALTH PLANS INC	COM	       94946T106    14,921     493,746 	SH	  Sole	      n/a	  493,746
WORLD HEART CORP                COM            980905400     3,721   1,639,345  SH        Sole        n/a       1,639,345
WORLD HEART CORP                WARRANT        980905400       987   1,639,345      CALL  Sole        n/a       1,639,345
WRIGHT MED GROUP INC            COM            98235T107    13,624     877,252  SH        Sole        n/a         877,252
ZIMMER HLDGS INC                COM            98956P102    29,524     550,000  SH        Sole        n/a         550,000
